Financial Expenses, Net (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance expenses:
Bank fees and interest	$ (152)	$ (166)	$ (20)
Issuance expenses	(156)	(447)	(517)
Changes financial liabilities at fair value through profit or loss, including day 1 loss		(5,649)	(2,839)
Exchange differences			(120)
Total finance expenses	(308)	(6,262)	(3,496)
Financing income:
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	3,245	3,050	945
Interest received from institutions	14	4	10
Exchange differences	289	24
Total financing income	3,548	3,078	955
Financing income (expenses), net	$ 3,240	$ (3,184)	$ (2,541)